Expense Example - Class K - iShares Edge MSCI Multifactor USA Index Fund - Class K Shares	Nov. 27, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	656
Expense Example, with Redemption, 10 Years	$ 1,587